Note 11 - Regulatory Matters (Details Textual) - USD ($) $ in Thousands	Jan. 01, 2019	Jan. 01, 2016	Jun. 30, 2018
Percentage of Capital Implementation		0.625%
Capital Conservation Buffer			1.875%
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval			$ 4,448
Forecast [Member]
Percentage of Capital Implementation	2.50%